Shareholder Report, Holdings (Details) - C000004917 [Member]	Jun. 30, 2026
Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Novartis AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[1]
Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[2]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[2]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%	[2]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%	[2]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[2]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.